27. Share-based payments (Details 2)	12 Months Ended
Dec. 31, 2020 shares R$ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Approval date	Dec. 31, 2020
Total shares granted	7,120,068
Total vested shares	1,203,483
Restricted shares plan one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant year	2016
Approval date	Jun. 30, 2016
Total shares granted	4,007,081
Average fair value at grant date | R$ / shares	R$ 2.62
Restricted shares plan two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant year	2017
Approval date	Aug. 08, 2017
Total shares granted	1,538,213
Total vested shares
Average fair value at grant date | R$ / shares	R$ 8.44
Restricted shares plan three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant year	2018
Approval date	May 24, 2018
Total shares granted	773,463
Total vested shares	513,314
Average fair value at grant date | R$ / shares	R$ 20.18
Restricted shares plan four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant year	2020
Approval date	Jul. 30, 2020
Total shares granted	801,311
Total vested shares	690,169
Average fair value at grant date | R$ / shares	R$ 20.57